BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
Schedule of bank borrowings

	At December 31,
	2010	2011
Bank borrowings	$1,564.1	$1,706.7
Analysis as:
Short-term	1,339.1	1,486.7
Long-term, current portion	61.7	86.7
Subtotal	1,400.8	1,573.4
Long-term portion	163.3	133.3
Total	$1,564.1	$1,706.7

Schedule of principal maturities of debt

Maturity	Amount
2012	$1,577.2
2013	533.5
2014	130.3
2015	0.3
2016	49.7
Total	$2,291.4